RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2020
RESTRICTED NET ASSETS
RESTRICTED NET ASSETS

13.  RESTRICTED NET ASSETS

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries and VIE. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s PRC subsidiaries and VIE.

In accordance with the PRC Regulations on Enterprises with Foreign Investment and the articles of association of the Company’s PRC subsidiaries, a foreign-invested enterprise established in the PRC is required to provide certain statutory reserves, namely the general reserve fund, the enterprise expansion fund and the staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A foreign-invested enterprise is required to allocate at least 10% of its annual net profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. Appropriations to the enterprise expansion fund and the staff welfare and bonus fund are at the discretion of the board of directors for all foreign-invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. The PRC subsidiaries were established as foreign-invested enterprises and therefore, are subject to the above mandated restrictions on distributable profits. For the years ended December 31, 2018, 2019 and 2020, profit appropriation to statutory reserve for the Group’s entities incorporated in the PRC was approximately nil, RMB421 and RMB603 (US$92), respectively. No appropriation to other reserve funds was made for any of the periods presented.

Foreign exchange and other regulations in the PRC may further restrict the Company’s VIE from transferring funds to the Company in the form of dividends, loans and advances. Amounts restricted include paid-in capital and statutory reserves of the Company’s PRC subsidiaries and the VIE, as determined pursuant to PRC generally accepted accounting principles. As of December 31, 2019 and 2020, restricted net assets of the Company’s PRC subsidiaries and the VIE were RMB4,107,401 and RMB8,512,475 (US$1,304,594), respectively.